Fair Value (Summary of Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Assets:
Equity securities (without readily determinable fair values)	¥ 357,938	¥ 207,743	¥ 207,407
Fair Value, Measurements, Nonrecurring
Assets:
Loans	101,000	97,000
Loans held-for-sale	95,000	216,000
Equity securities (without readily determinable fair values)	34,000	4,000
Other investments		94,000
Premises and equipment—net		1,000
Total assets measured at fair value	383,000	412,000
Fair Value, Measurements, Nonrecurring | Aggregate cost
Assets:
Loans	187,000	165,000
Loans held-for-sale	150,000	282,000
Equity securities (without readily determinable fair values)	39,000	5,000
Other investments	199,000	122,000
Premises and equipment—net	6,000	2,000
Intangible assets	1,000
Total assets measured at fair value	581,000	576,000
Fair Value, Measurements, Nonrecurring | Level 1
Assets:
Loans	0
Other investments	153,000	93,000
Total assets measured at fair value	0	93,000
Fair Value, Measurements, Nonrecurring | Level 2
Assets:
Loans	0
Loans held-for-sale	2,000	16,000
Equity securities (without readily determinable fair values)	2,000	4,000
Total assets measured at fair value	4,000	20,000
Fair Value, Measurements, Nonrecurring | Level 3
Assets:
Loans	101,000	97,000
Loans held-for-sale	94,000	200,000
Equity securities (without readily determinable fair values)	31,000	0
Other investments	153,000	1,000
Premises and equipment—net		1,000
Total assets measured at fair value	¥ 379,000	¥ 299,000